Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Deferred tax asset, capitalized R&D costs, Tax Cuts and Jobs Act	$ 66,000,000
Valuation allowance	26,736,000	$ 6,727,000
Increase in valuation allowance	(20,000,000)
Net operating loss carryforward, subject to expiration	17,200,000
Net operating loss carryforward, subject to expiration	600,000
Income taxes, accruals for interest and penalties	0	0
Income taxes, interest or penalties expense	0	0
Unrecognized tax benefits	$ 1,700,000	100,000
Domestic Tax Authority
Income Tax Contingency [Line Items]
Amortization period	5 years
Net operating loss	$ 18,100,000
R&D credit carryforwards	6,500,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss		$ 17,900,000
R&D credit carryforwards	$ 500,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Amortization period	15 years